Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

5. Inventories

Inventories consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Products	1,042,131	1,114,233
Packing materials and others	2,985	3,206
Inventories, net	1,045,116	1,117,439

Inventories write-downs of RMB161,596, RMB152,904 and RMB150,752 were recorded in cost of products in the consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024, respectively.